Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,935,592)	$ (20,708,716)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,480,636	854,047
Impairment on revenue earning devices		584,177
Inventory provision (recovery)	(494,000)	437,820
Gain on disposal of fixed assets		(16,426)
Bad debts expense	83,682	42,892
Reduction of right of use asset	119,151	120,131
Accretion of lease liability	118,502	130,020
Stock based compensation	1,831,685	1,793,599
Amortization of debt discounts	271,234	2,384,163
Gain on settlement of debt	(468,262)	(38,740)
Increase in related party accrued payroll and interest	71,927	105,101
Changes in operating assets and liabilities:
Accounts receivable	(694,929)	(533,952)
Prepaid expenses	(160,393)	(29,591)
Device parts inventory	(2,464,468)	(3,549,121)
Accounts payable and accrued expenses	505,068	1,294,286
Deferred compensation for CFO	1,663,833
Customer deposits	17,876	63,802
Operating lease liability payments	(225,413)	(233,147)
Current portion of deferred variable payment obligations for Payments	996,881	362,200
Accrued interest payable	4,086,194	3,985,712
Net cash used in operating activities	(12,196,388)	(12,951,743)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(23,724)	(22,165)
Purchase of trademarks	(6,241)
Purchase of investment (convertible note receivable)	(50,000)
Reimbursement of security deposit		5,359
Proceeds on disposal of fixed assets		21,000
Net cash used in investing activities	(79,965)	4,194
CASH FLOWS FROM FINANCING ACTIVITIES:
Share proceeds net of issuance costs	12,702,010	10,825,895
Proceeds on issuance of Series B Preferred Shares	278,000
Redemption of Series B Preferred Shares	(389,188)
Proceeds on issuance of Series C Preferred Shares	278,580
Net borrowings loan payable-related party		(54,179)
Proceeds from loans payable	350,000	1,750,000
Repayment of loans payable	(183,000)	(408,000)
Net cash provided by financing activities	13,036,402	12,113,716
Net change in cash	760,049	(833,833)
Cash, beginning of period	105,926	939,759
Cash, end of period	865,975	105,926
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	94,517	17,726
Cash paid for income taxes
Noncash investing and financing activities:
Cumulative Effect Adjustment RFV discount per adoption of ASU 2020-06 at March 1, 2024	4,175,535
Right of use asset for lease liability		47,934
Transfer from device parts inventory to fixed assets	3,506,341	2,291,421
Proceeds of fixed asset disposition to loan payable, related party		21,000
Shares issued for services		44,460
Deferred compensation		538,767
Discount applied to face value of loans		200,000
Series F warrants issued along with debt		1,209,206
Exchange of Series F Preferred Shares for loans payable	400,000
Exchange of loans payable for common shares	562,000
Convertible note receivable exchanged for investment at cost	50,000
Dividend on Series B Preferred Shares paid in Series B Preferred Shares	$ 5,188